Stockholders' Equity - Valuation Assumptions of Granted Stock Options (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Weighted-average risk-free interest rate	1.73%	1.83%
Dividend yield	0.00%	0.00%	0.00%
Weighted-average expected volatility	38.32%	45.18%
Total weighted-average expected forfeiture rate	0.00%	7.88%
Weighted-average expected life (years)	5 years 1 month 10 days	5 years 10 months 24 days
Total weighted-average remaining vesting period in years	6 years 6 months 11 days	5 years 9 months 29 days	2 years 5 months 12 days
Total fair value of options granted for continuing operations	$ 1,853,000	$ 5,518,000
Stock-based compensation expense - Cost of sales for continuing operations	303,000	139,000	$ 111,000
Stock-based compensation expense - SG&A for continuing operations	1,410,000	636,000	338,000
Income tax benefit for continuing operations	$ (662,000)	$ (302,000)	$ (175,000)